Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - CAD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trade and other payables	$ 411,565	$ 206,583
Accrued liabilities	147,200	30,000
Totals	$ 558,765	$ 236,583